Note 22 - Segmented Information	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
22.	Segmented information

Operating segments
Colliers has identified
three
reportable operating segments, which are grouped geographically and based on the manner in which the segments are managed by the chief operating decision maker, which is identified as both the CEO and COO of the Company. Management assesses each segment’s performance based on operating earnings or operating earnings before depreciation and amortization. Corporate includes the costs of global administrative functions and corporate head office.

Included in segment total assets at
December 31, 2017
are investments in subsidiaries accounted for under the equity method or cost method: Americas
$3,171
(
2016
-
$4,753
); EMEA
$2,578
(
2016
-
$2,610
) and Asia Pacific
$7
(
2016
-
$7
). The reportable segment information excludes intersegment transactions.

2017	Americas	EMEA	Asia Pacific	Corporate	Consolidated

Revenues	$1,310,551	$521,284	$441,544	$1,983	$2,275,362
Depreciation and amortization	28,799	16,624	5,914	1,655	52,992
Operating earnings (loss)	86,741	47,920	55,698	(23,532)	166,827
Other income, net					500
Interest expense, net					(11,895)
Income tax expense					(63,300)

Net earnings					$92,132

Total assets	$694,138	$530,728	$221,222	$(4,163)	$1,441,925
Total additions to long-lived assets	138,914	28,773	9,876	5,092	182,655

2016	Americas	EMEA	Asia Pacific	Corporate	Consolidated

Revenues	$1,021,317	$474,868	$399,368	$1,171	$1,896,724
Depreciation and amortization	21,612	15,121	5,479	2,712	44,924
Operating earnings (loss)	85,255	34,275	45,614	(18,971)	146,173
Other income, net					2,417
Interest expense, net					(9,190)
Income tax expense					(47,829)

Net earnings					$91,571

Total assets	$555,758	$443,014	$181,385	$10,114	$1,190,271
Total additions to long-lived assets	50,948	67,325	4,654	1,141	124,068

Geographic information
Revenues in each geographic region are reported by customer locations.

	2017	2016

United States
Revenues	$984,740	$734,488
Total long-lived assets	281,588	178,908

Canada
Revenues	$288,537	$253,529
Total long-lived assets	61,158	52,547

Euro currency countries
Revenues	$261,821	$261,626
Total long-lived assets	191,934	174,932

Australia
Revenues	$245,385	$219,406
Total long-lived assets	50,843	43,808

United Kingdom
Revenues	$166,685	$137,216
Total long-lived assets	75,745	69,565

Other
Revenues	$328,194	$290,459
Total long-lived assets	60,797	33,077

Consolidated
Revenues	$2,275,362	$1,896,724
Total long-lived assets	722,065	552,837